Financing receivables - Changes in Allowance for Losses for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	¥ 806		¥ 958		¥ 848		¥ 939
Allowance for loan losses, Provision for losses	(145)		(116)		(187)		(95)
Allowance for loan losses, Charge-offs							(2)
Allowance for loan losses, Other	0	[1]	0	[1]	0	[1]	0	[1]
Allowance for loan losses, Balance at end of year	661		842		661		842
Allowance for receivables other than loans, Balance at beginning of year	2,050		2,487		2,161		1,319
Allowance for receivables other than loans, Provision for losses	29		(110)		34		1,167
Allowance for receivables other than loans, Charge-offs	(8)		(12)		(121)		(134)
Allowance for receivables other than loans, Other	22	[1]	(2)	[1]	19	[1]	11	[1]
Allowance for receivables other than loans, Balance at end of year	2,093		2,363		2,093		2,363
Total allowance for doubtful accounts, Balance at beginning of year	2,856		3,445		3,009		2,258
Total allowance for doubtful accounts, Provision for losses	(116)		(226)		(153)		1,072
Total allowance for doubtful accounts, Charge-offs	(8)		(12)		(121)		(136)
Total allowance for doubtful accounts, Other	22	[1]	(2)	[1]	19	[1]	11	[1]
Total allowance for doubtful accounts, Balance at end of year	2,754		3,205		2,754		3,205
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	678		787		678		789
Allowance for loan losses, Provision for losses	(139)		(90)		(139)		(90)
Allowance for loan losses, Charge-offs							(2)
Allowance for loan losses, Other							0	[1]
Allowance for loan losses, Balance at end of year	539		697		539		697
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	58		21		87		26
Allowance for loan losses, Provision for losses	(6)		(2)		(35)		(7)
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year	52		19		52		19
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year
Allowance for loan losses, Provision for losses
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	69		121		82		95
Allowance for loan losses, Provision for losses	0		4		(13)		30
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other	0	[1]	0	[1]	0	[1]	0	[1]
Allowance for loan losses, Balance at end of year	69		125		69		125
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance at beginning of year	1		29		1		29
Allowance for loan losses, Provision for losses	0		(28)		0		(28)
Allowance for loan losses, Charge-offs
Allowance for loan losses, Other
Allowance for loan losses, Balance at end of year	¥ 1		¥ 1		¥ 1		¥ 1

[1]	Includes the effect of foreign exchange movements.